Cover Page	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Filer Category	Accelerated Filer
Amendment Description	On October 4, 2022, KORE Group Holdings, Inc. (“KORE” or the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-3 (File No. 333-267735) (the “Registration Statement”). The Registration Statement, as amended, was initially declared effective by the SEC on October 13, 2022, and registered 31,123,254 shares of common stock, par value $0.0001 per share (the “common stock”) of KORE, issued in connection with the Business Combination (as defined herein) for resale by certain of the selling securityholders named in the Registration Statement.On April 7, 2023, the Company filed its annual report on Form 10-K for the fiscal year ended December 31, 2022 and simultaneously lost S-3 eligibility. This Post-Effective Amendment No. 1 to Form S-3 on Form S-1 (“Post Effective Amendment No. 1”) is being filed by the Company to convert the Registration Statement into a registration statement on Form S-1.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1 to the Registration Statement. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001855457